                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                                13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2010

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BURGUNDY ASSET MANAGEMENT LTD
Address: 181 BAY STREET, SUITE 4510
         BAY WELLINGTON TOWER, BROOKFIELD PLACE
         TORONTO, ONTARIO M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      FRANCA DEBARTOLO
Title      VICE PRESIDENT & CCO
Phone:     (416) 640-2678

Signature, Place, and Date of Signing:

   /s/ Franca DeBartolo    Toronto, Ontario Canada      November 10, 2010
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [ If there are no entries in this list, omit this section.]

Form 13F File Number     Name
28-_________________     _________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 107

Form 13F Information Table Value Total: 3,101,528
                                        ___________
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                                                           VOTING AUTHORITY
                          TITLE OF                            SHRS OR                 INVESTMENT OTHER    -------------------
                          CLASS     CUSIP       VALUE (x1000) PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
NAME OF ISSUER            --------- ----------- ------------- ------- ------ -------- ---------- -------- ------- ------ ----
3M Co.................... COM       88579Y 10 1      19364     223319   SH               SOLE              223319
Abbott Laboratories...... COM       002824 10 0      27503     526470   SH               SOLE              526470
Activision Blizzard Inc.. COM       00507V 10 9      21080    1948208   SH               SOLE             1948208
Altria Group Inc......... COM       02209S 10 3      22295     928178   SH               SOLE              928178
AmerisourceBergen
 Corp.................... COM       03073E 10 8      32444    1058200   SH               SOLE             1058200
Arbitron Inc............. COM       03875Q 10 8      24044     859636   SH               SOLE              859636
Ares Capital Corp........ COM       04010L 10 3      44024    2813036   SH               SOLE             2813036
Arthur J. Gallagher &
 Co...................... COM       363576 10 9      27075    1026719   SH               SOLE             1026719
Artio Global Investors
 Inc..................... COM       04315B 10 7       2197     143623   SH               SOLE              143623
Bank of Montreal......... COM       063671 10 1        578      10000   SH               SOLE               10000
Bank of New York
 Mellon Corp............. COM       064058 10 0      26288    1006043   SH               SOLE             1006043
Bank of Nova
 Scotia.................. COM       064149 10 7      90434    1695652   SH               SOLE             1695652
Barrick Gold Corp........ COM       067901 10 8        397       8600   SH               SOLE                8600
Baxter International
 Inc..................... COM       071813 10 9      62097    1301549   SH               SOLE             1301549
Becton, Dickinson and
 Co...................... COM       075887 10 9      26545     358227   SH               SOLE              358227
Berkshire Hathaway
 Inc..................... CL A      084670 10 8      30005        241   SH               SOLE                 241
Berkshire Hathaway
 Inc..................... CL B      084670 70 2       1527      18474   SH               SOLE               18474
Bridgepoint Education
 Inc..................... COM       10807M 10 5      19473    1259567   SH               SOLE             1259567
Brown & Brown
 Inc..................... COM       115236 10 1      34846    1725892   SH               SOLE             1725892
Canadian National
 Railway Co.............. COM       136375 10 2      35392     553883   SH               SOLE              553883
Canadian Natural
 Resources Ltd........... COM       136385 10 1      80435    2327295   SH               SOLE             2327295
Canadian Pacific
 Railway Ltd............. COM       13645T 10 0     101526    1663174   SH               SOLE             1663174
Cenovus Energy
 Inc..................... COM       15135U 10 9     101219    3522531   SH               SOLE             3522531
Citigroup Inc............ COM       172967 10 1        780     200000   SH               SOLE              200000
Copart, Inc.............. COM       217204 10 6      17212     522057   SH               SOLE              522057
Corporate Executive
 Board Co................ COM       21988R 10 2      30794     975720   SH               SOLE              975720
Corus Entertainment       COM CL
 Inc..................... B NON VTG 220874 10 1      97452    4645958   SH               SOLE             4645958
CoStar Group Inc......... COM       22160N 10 9       8038     165016   SH               SOLE              165016
DealerTrack Holdings
 Inc..................... COM       242309 10 2      20004    1171180   SH               SOLE             1171180
Dentsply International
 Inc..................... COM       249030 10 7      16924     529360   SH               SOLE              529360
Dollar Financial
 Corp.................... COM       256664 10 3      25310    1212744   SH               SOLE             1212744
Dress Barn Inc........... COM       261570 10 5        238      10000   SH               SOLE               10000
Dun & Bradstreet
 Corp.................... COM       26483E 10 4       1879      25350   SH               SOLE               25350
Eaton Vance Floating-
 Rate Income
 Trust................... COM       278279 10 4       3610     229529   SH               SOLE              229529
EchoStar Corp............ CL A      278768 10 6      32924    1725559   SH               SOLE             1725559
Enbridge Inc............. COM       29250N 10 5        296       5660   SH               SOLE                5660
EnCana Corp.............. COM       292505 10 4     112628    3730440   SH               SOLE             3730440
Equifax Inc.............. COM       294429 10 5      79177    2537721   SH               SOLE             2537721
Expedia Inc.............. COM       30212P 10 5      63237    2241653   SH               SOLE             2241653
Exxon Mobil Corp......... COM       30231G 10 2      15780     255382   SH               SOLE              255382
FirstService Corp........ SUB VTG
                          SH        33761N 10 9      33871    1414405   SH               SOLE             1414405
General Electric Co...... COM       369604 10 3        813      50000   SH               SOLE               50000
Gilead Sciences,
 Inc..................... COM       375558 10 3      24982     701540   SH               SOLE              701540
Gladstone Investment
 Corp.................... COM       376546 10 7      13060    1949265   SH               SOLE             1949265
Graco Inc................ COM       384109 10 4      12233     385546   SH               SOLE              385546
HCC Insurance
 Holdings Inc............ COM       404132 10 2      21964     841856   SH               SOLE              841856
Hilltop Holdings
 Inc..................... COM       432748 10 1      17761    1853996   SH               SOLE             1853996
IAC/InterActiveCorp...... COM       44919P 50 8      36419    1386325   SH               SOLE             1386325
Iconix Brand Group
 Inc..................... COM       451055 10 7      39955    2283133   SH               SOLE             2283133
iShares iBoxx High
 Yield Corporate
 Bond Fund............... COM       464288 51 3       3496      38981   SH               SOLE               38981
ITT Educational
 Services, Inc........... COM       45068B 10 9      14992     213351   SH               SOLE              213351
Johnson & Johnson
 Inc..................... COM       478160 10 4      49918     805642   SH               SOLE              805642
Kayne Anderson
 Energy Development
 Co...................... COM       48660Q 10 2      11410     710924   SH               SOLE              710924
Kimberly-Clark
 Corp.................... COM       494368 10 3      28814     442944   SH               SOLE              442944
Kraft Foods Inc.......... COM       50075N 10 4        463      15000   SH               SOLE               15000
Laboratory Corporation
 of America
 Holdings................ COM       50540R 40 9       4497      57335   SH               SOLE               57335
Lender Processing
 Services Inc............ COM       52602E 10 2      39422    1186347   SH               SOLE             1186347
Lockheed Martin
 Corp.................... COM       539830 10 9      16508     231592   SH               SOLE              231592
LoJack Corporation....... COM       539451 10 4        255      66794   SH               SOLE               66794
Lorillard Inc............ COM       544147 10 1      16748     208537   SH               SOLE              208537
M&T Bank Corp............ COM       55261F 10 4        267       3259   SH               SOLE                3259
Madison Square
 Garden Inc.............. COM       55826P 10 0      40037    1899289   SH               SOLE             1899289
MarketAxess Holdings
 Inc..................... COM       57060D 10 8      47471    2795707   SH               SOLE             2795707
McCormick & Co.,
 Inc..................... COM       579780 20 6      19922     473880   SH               SOLE              473880
McDonald's Corp.......... COM       580135 10 1       1375      18456   SH               SOLE               18456
McGraw-Hill
 Companies, Inc.......... COM       580645 10 9        296       8960   SH               SOLE                8960
Merck & Co., Inc......... COM       58933Y 10 5       1182      32120   SH               SOLE               32120
Microsoft Corp........... COM       594918 10 4      51905    2119430   SH               SOLE             2119430
Monsanto Co.............. COM       61166W 10 1      22434     468054   SH               SOLE              468054
Moody's Corp............. COM       615369 10 5       4088     163660   SH               SOLE              163660
Move Inc................. COM       62458M 10 8      13878    6223439   SH               SOLE             6223439
MSCI Inc................. COM       55354G 10 0      20639     621475   SH               SOLE              621475
NGP Capital Resources
 Co...................... COM       62912R 10 7       8921     984658   SH               SOLE              984658
Nutraceutical
 International
 Corp.................... COM       67060Y 10 1      12728     811201   SH               SOLE              811201
Omnicom Group
 Inc..................... COM       681919 10 6       1593      40362   SH               SOLE               40362
Oracle Corp.............. COM       68389X 10 5      52182    1943446   SH               SOLE             1943446
Patterson-UTI Energy
 Inc..................... COM       703481 10 1       2102     123094   SH               SOLE              123094
Penn Millers Holdings
 Corp.................... COM       707561 10 6        294      19857   SH               SOLE               19857
Penske Auto Group
 Inc..................... COM       70959W 10 3      22529    1706766   SH               SOLE             1706766
PepsiCo Inc.............. COM       713448 10 8      42779     643868   SH               SOLE              643868
Pfizer Inc............... COM       717081 10 3        401    23329.3   SH               SOLE             23329.3
Philip Morris
 International Inc....... COM       718172 10 9      48360     863267   SH               SOLE              863267
Prestige Brands
 Holdings Inc............ COM       74112D 10 1       9538     964407   SH               SOLE              964407
Procter & Gamble
 Co...................... COM       742718 10 9      22288     371658   SH               SOLE              371658
Qualcomm Inc............. COM       747525 10 3      44677     989903   SH               SOLE              989903
Ritchie Bros.
 Auctioneers Inc......... COM       767744 10 5      71553    3444996   SH               SOLE             3444996
Rogers
 Communications
 Inc..................... CL B      775109 20 0      63168    1689106   SH               SOLE             1689106
Royal Bank of
 Canada.................. COM       780087 10 2      87481    1681000   SH               SOLE             1681000
Solera Holdings Inc...... COM       83421A 10 4      24630     557737   SH               SOLE              557737
SPDR Barclays Capital
 High Yield Bond
 ETF..................... COM       78464A 41 7       3491      87261   SH               SOLE               87261
Sun Life Financial
 Inc..................... COM       866796 10 5      42842    1638803   SH               SOLE             1638803
Suncor Energy Inc........ COM       867224 10 7      29378     903041   SH               SOLE              903041
Symantec Corp............ COM       871503 10 8        197      13023   SH               SOLE               13023
TFS Financial Corp....... COM       87240R 10 7       8135     885157   SH               SOLE              885157
Thomson Reuters
 Corp.................... COM       884903 10 5     159056    4234480   SH               SOLE             4234480
Tim Hortons Inc.......... COM       88706M 10 3     132588    3642838   SH               SOLE             3642838
Time Warner Inc.......... COM       887317 30 3        208       6800   SH               SOLE                6800
Toronto-Dominion
 Bank.................... COM       891160 50 9      85096    1177008   SH               SOLE             1177008
Ultra Petroleum
 Corp.................... COM       903914 10 9      26308     626677   SH               SOLE              626677
United Technologies
 Corp.................... COM       913017 10 9      32477     455941   SH               SOLE              455941
US Gold Corp............. COM       912023 20 7         50      10000   SH               SOLE               10000
Viacom Inc............... CL A      92553P 10 2        432      10782   SH               SOLE               10782
Wal-Mart Stores
 Inc..................... COM       931142 10 3        589      11000   SH               SOLE               11000
Washington Post
 Co...................... CL B      939640 10 8      25097      62834   SH               SOLE               62834
Wesco Financial
 Corp.................... COM       950817 10 6       2764       7717   SH               SOLE                7717
Western Union Co......... COM       959802 10 9      51819    2932615   SH               SOLE             2932615
Yahoo! Inc............... COM       984332 10 6      17636    1244622   SH               SOLE             1244622
                                    TOTAL          3101528                                        COUNT       107